Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
A summary of our assets and liabilities that are measured at fair value on a recurring basis is as follows:

		Fair value measurements at December 31, 2014 using:
Description	December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	in millions
Assets:
Derivative instruments:
Cross-currency and interest rate derivative contracts	$1,357.3	$—	$1,357.3	$—
Equity-related derivative instruments	400.2	—	—	400.2
Foreign currency forward contracts	2.5	—	2.5	—
Other	1.4	—	1.4	—
Total derivative instruments	1,761.4	—	1,361.2	400.2
Investments	1,662.7	1,344.3	—	318.4
Total assets	$3,424.1	$1,344.3	$1,361.2	$718.6

Liabilities - derivative instruments:
Cross-currency and interest rate derivative contracts	$2,471.3	$—	$2,471.3	$—
Equity-related derivative instruments	88.4	—	—	88.4
Foreign currency forward contracts	0.8	—	0.8	—
Other	0.3	—	0.3	—
Total liabilities	$2,560.8	$—	$2,472.4	$88.4

		Fair value measurements at December 31, 2013 using:
Description	December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	in millions
Assets:
Derivative instruments:
Cross-currency and interest rate derivative contracts	$769.2	$—	$769.2	$—
Equity-related derivative instrument	430.4	—	—	430.4
Foreign currency forward contracts	2.6	—	2.6	—
Other	2.0	—	2.0	—
Total derivative instruments	1,204.2	—	773.8	430.4
Investments	3,481.8	3,182.4	—	299.4
Total assets	$4,686.0	$3,182.4	$773.8	$729.8
Liabilities - derivative instruments:
Cross-currency and interest rate derivative contracts	$2,918.6	$—	$2,918.6	$—
Equity-related derivative instrument	116.9	—	—	116.9
Foreign currency forward contracts	20.2	—	20.2	—
Other	0.8	—	0.8	—
Total liabilities	$3,056.5	$—	$2,939.6	$116.9

Schedule of Reconciliation of the Beginning and Ending Balances of Assets and Liabilities Measured at Fair Value Using Significant Unobservable, or Level 3, Inputs
A reconciliation of the beginning and ending balances of our assets and liabilities measured at fair value on a recurring basis using significant unobservable, or Level 3, inputs is as follows:

	Investments	Equity-related derivative instruments	Total
	in millions

Balance of net assets at January 1, 2014	$299.4	$313.5	$612.9
Termination and other activity related to Ziggo Collar (a)	—	212.5	212.5
Gains (losses) included in loss from continuing operations (b):
Realized and unrealized losses on derivative instruments, net	—	(236.3)	(236.3)
Realized and unrealized gain due to changes in fair values of certain investments, net	26.1	—	26.1
Foreign currency translation adjustments, dividends and other, net	(7.1)	22.1	15.0
Balance of net assets at December 31, 2014	$318.4	$311.8	$630.2

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(a)	For additional information regarding the Ziggo Collar, see note 7.

(b)
With the exception of a $113.3 million loss that we incurred during 2014 with respect to the Ziggo Collar, substantially all of these net losses relate to assets and liabilities of our continuing operations that we continue to carry on our consolidated balance sheet as of December 31, 2014.